UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-499
                                   ------------


                             AXP INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    2/28
                         --------------

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE INCOME BUILDER SERIES
                               AT FEB. 28, 2006


INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund(c)

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Fixed Income Funds (64.8%)

                                           Shares              Value(a)

Global Bond (21.4%)
RiverSource Emerging Markets
 Bond Fund                                 14,230              $143,297
RiverSource Global
 Bond Fund                                 18,819               121,009
Total                                                           264,306

High Yield (5.9%)
RiverSource High Yield
 Bond Fund                                 25,021                72,562

Inflation Protected Securities (12.3%)
RiverSource Inflation Protected
 Securities Fund                           15,405               152,198

Investment Grade (25.3%)
RiverSource Diversified
 Bond Fund                                  3,244                15,571
RiverSource Floating
 Rate Fund                                 21,696               217,610
RiverSource U.S. Government
 Mortgage Fund                             15,839                79,510
Total                                                           312,691

Total Fixed Income Funds
(Cost: $800,192)                                               $801,757

Sector Funds (25.5%)

                                           Shares              Value(a)

Dividend Income
RiverSource Dividend
 Opportunity Fund                          40,631              $316,110

Total Sector Funds
(Cost: $316,647)                                               $316,110

Cash Equivalents (17.6%)

                                           Shares              Value(a)

Money Market
RiverSource Cash
 Management Fund                          217,369              $217,369

Total Cash Equivalents
(Cost: $217,369)                                               $217,369


Equity Funds (9.3%)

                                           Shares              Value(a)

Real Estate (7.2%)
RiverSource Real Estate Fund                6,135               $89,691

U.S. Small Cap (2.1%)
RiverSource Disciplined
 Small Cap Value Fund                       2,532(b)             25,699

Total Equity Funds
(Cost: $115,426)                                               $115,390

Total Investments in Affiliated Funds
(Cost: $1,449,634)(d)                                        $1,450,626


Notes to Investments in Affiliated Funds

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on Feb. 16, 2006.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

(d) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $1,450,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 2,000

      Unrealized depreciation                                       (1,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 1,000
      --------------------------------------------------------------------------


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund(c)

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Fixed Income Funds (58.6%)

                                           Shares              Value(a)

Global Bond (16.8%)
RiverSource Emerging
 Markets Bond Fund                         31,952              $321,754
RiverSource Global
 Bond Fund                                  7,413                47,667
Total                                                           369,421

High Yield (9.6%)
RiverSource High Yield
 Bond Fund                                 72,548               210,389

Inflation Protected Securities (6.9%)
RiverSource Inflation Protected
 Securities Fund                           15,424               152,389

Investment Grade (25.3%)
RiverSource Diversified
 Bond Fund                                  4,933                23,677
RiverSource Floating
 Rate Fund                                 45,452               455,885
RiverSource U.S. Government
 Mortgage Fund                             15,411                77,362
Total                                                           556,924

Total Fixed Income Funds
(Cost: $1,286,667)                                           $1,289,123

Sector Funds (22.4%)

                                           Shares              Value(a)

Dividend Income
RiverSource Dividend
 Opportunity Fund                          63,484              $493,904

Total Sector Funds
(Cost: $495,561)                                               $493,904

Equity Funds (13.6%)

                                           Shares              Value(a)

Real Estate (10.8%)
RiverSource Real
 Estate Fund                               16,230              $237,278

U.S. Small Cap (2.8%)
RiverSource Disciplined Small
 Cap Value Fund                             6,031(b)             61,216

Total Equity Funds
(Cost: $299,027)                                               $298,494


Cash Equivalents (9.3%)

                                           Shares              Value(a)

Money Market
RiverSource Cash
 Management Fund                          203,798              $203,798

Total Cash Equivalents
(Cost: $203,798)                                               $203,798

Total Investments in Affiliated Funds
(Cost: $2,285,053)(d)                                        $2,285,319


Notes to Investments in Affiliated Funds

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on Feb. 16, 2006.

(d) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $2,285,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 2,000

      Unrealized depreciation                                       (2,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $    --
      --------------------------------------------------------------------------


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund(c)

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Fixed Income Funds (65.4%)

                                           Shares              Value(a)

Global Bond (24.3%)
RiverSource Emerging Markets
 Bond Fund                                 43,130              $434,316
RiverSource Global
 Bond Fund                                  8,407                54,059
Total                                                           488,375

High Yield (13.4%)
RiverSource High Yield
 Bond Fund                                 92,920               269,467

Inflation Protected Securities (4.7%)
RiverSource Inflation Protected
 Securities Fund                            9,543                94,282

Investment Grade (23.0%)
RiverSource Diversified
 Bond Fund                                  4,463                21,424
RiverSource Floating
 Rate Fund                                 40,585               407,068
RiverSource U.S. Government
 Mortgage Fund                              6,571                32,986
Total                                                           461,478

Total Fixed Income Funds
(Cost: $1,310,812)                                           $1,313,602

Equity Funds (16.9%)

                                           Shares              Value(a)

Real Estate (11.4%)
RiverSource Real Estate
 Fund                                      15,709              $229,661

U.S. Small Cap (5.4%)
RiverSource Disciplined Small
 Cap Value Fund                            10,789(b)            109,508

Total Equity Funds
(Cost: $339,790)                                               $339,169

Sector Funds (14.0%)

                                           Shares              Value(a)

Dividend Income
RiverSource Dividend
 Opportunity Fund                          36,196              $281,605

Total Sector Funds
(Cost: $282,400)                                               $281,605


Cash Equivalents (5.1%)

                                           Shares              Value(a)

Money Market
RiverSource Cash
 Management Fund                          101,683              $101,683

Total Cash Equivalents
(Cost: $101,683)                                               $101,683

Total Investments in Affiliated Funds
(Cost: $2,034,685)(d)                                        $2,036,059



Notes to Investments in Affiliated Funds

(a) Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)   Non-income producing.

(c)   Shares became publicly available on Feb. 16, 2006.

(d) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $2,035,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 3,000

      Unrealized depreciation                                       (2,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 1,000
      -------------------------------------------------------------------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6394-80 E (4/06)

                            PORTFOLIO HOLDINGS FOR
                          RIVERSOURCE SELECTIVE FUND
                          A FEEDER FUND INVESTING IN
                           QUALITY INCOME PORTFOLIO
                      PORTFOLIO HOLDINGS AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

Quality Income Portfolio

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Bonds (101.3%)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Sovereign (1.8%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07          6.00%         6,747,000(c)              $8,250,186
United Kingdom Treasury
  (British Pound)
   12-07-06          7.50          3,223,000(c)               5,785,095
Total                                                        14,035,281

U.S. Government Obligations & Agencies (27.0%)
Federal Farm Credit Bank
   10-10-08          4.25          3,485,000                  3,432,136
Federal Home Loan Bank
   01-18-08          4.63         14,500,000                 14,425,180
   04-18-08          4.13          2,585,000                  2,545,555
Federal Home Loan Mtge Corp
   08-17-07          4.00         11,155,000                 11,009,940
   06-15-08          3.88         18,350,000                 17,941,346
   10-15-08          5.13         13,885,000                 13,953,425
   12-19-08          4.63          5,000,000                  4,961,450
   03-18-09          3.76          2,810,000                  2,711,959
   07-15-09          4.25         10,000,000                  9,786,800
   07-12-10          4.13         18,052,000                 17,486,738
Federal Natl Mtge Assn
   01-15-08          4.63         10,350,000                 10,288,173
   10-15-08          4.50          7,450,000                  7,373,511
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08          6.99          3,333,333                  3,443,267
U.S. Treasury
   06-30-07          3.63          2,660,000                  2,622,385
   11-30-07          4.25          1,620,000                  1,607,786
   01-15-11          4.25          3,970,000                  3,908,584
   02-28-11          4.50          1,950,000(b)               1,941,317
   11-15-15          4.50         12,745,000                 12,653,389
   02-15-16          4.50         16,610,000                 16,547,713
   08-15-23          6.25         14,775,000                 17,470,285
   02-15-26          6.00         31,264,000(l)              36,542,239
   02-15-31          5.38            405,000                    450,831
Total                                                       213,104,009

Bonds (continued)

Issuer              Coupon         Principal                   Value(a)
                     rate            amount

Asset-Backed (1.7%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08          2.76%          $825,000(d,e)              $807,397
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10          4.87            800,000                    796,500
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11          4.29          2,250,000(d,e)             2,170,987
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10          2.84          1,200,000                  1,163,480
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09          4.08          1,600,000                  1,572,336
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10          4.35            900,000                    885,804
Countrywide Asset-backed Ctfs
  Series 2005-10 Cl AF6
   02-25-36          4.92            490,000                    471,959
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09          3.40          1,400,000(e)               1,385,972
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09          2.94          1,500,000                  1,468,911
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35          4.49            955,000                    934,937
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
   02-25-36          5.57          1,250,000                  1,249,438
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11          3.17            813,574                    796,478
Total                                                        13,704,199


Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Commercial Mortgage-Backed (11.4%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42          4.88%        $1,250,000                 $1,238,542
Banc of America Commercial Mtge
  Series 2005-6 Cl A4
   09-10-47          5.18          2,150,000                  2,141,901
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16          4.69          1,047,098(d,i)             1,047,333
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16          4.74          1,500,000(d,i)             1,500,691
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40          4.00          2,873,489                  2,767,083
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46          4.03            600,000                    577,241
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40          5.41          2,025,000                  2,039,429
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41          4.21          2,292,333                  2,243,988
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42          5.16            800,000                    782,000
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14          4.46          5,282,955(d)               5,163,444
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30          5.68          1,750,000                  1,782,803
CDC Commercial Mtge Trust
  Series 2006-CD2
   01-15-46          5.42          2,275,000(b)               2,286,355
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51          4.15          2,626,292(d)               2,572,970


See accompanying notes to investments in securities.


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1 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Commercial Mortgage-Backed (cont.)
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44          5.23%        $2,800,000                 $2,802,127
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44          5.23            825,000                    824,791
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
   02-05-19          4.90            600,000(d,i)               600,000
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36          4.49          1,824,809                  1,785,020
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38          5.10            825,000                    820,738
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40          4.12          3,250,000                  3,131,180
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45          4.59          1,555,826                  1,532,946
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35          4.77          2,700,000(d)               2,639,487
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
   05-15-33          6.30          2,200,000                  2,261,702
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41          4.55          1,700,000                  1,639,604
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43          4.21          1,203,622                  1,179,027
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36          4.88          1,000,000                    984,023
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38          4.96          1,600,000                  1,577,355
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39          4.37          2,025,469                  1,985,569
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37          4.37          1,801,277                  1,764,680
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37          5.26          1,500,000                  1,495,739
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37          4.13          1,237,456                  1,188,397
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39          3.97          1,078,021                  1,038,255
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37          4.18          1,000,000                    965,483
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42          4.33          1,916,441                  1,882,463

Bonds (continued)

Issuer              Coupon         Principal                   Value(a)
                     rate           amount

Commercial Mortgage-Backed (cont.)
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP5 Cl A4
   12-15-44          5.18%        $2,150,000                 $2,145,458
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26          5.39          2,790,000                  2,807,547
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26          4.56          1,800,000                  1,749,488
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29          3.97          1,200,000                  1,124,340
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29          4.98          1,000,000                    997,806
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29          4.58          1,550,000                  1,504,053
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29          3.99          1,000,000                    960,780
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29          4.20          2,300,000                  2,227,136
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30          4.39            876,797                    865,732
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30          4.89          1,500,000                  1,480,365
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43          4.22          1,627,672                  1,594,697
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40          3.27          2,171,295                  2,073,258
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41          4.34          1,225,000                  1,192,433
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40          4.59          1,350,000                  1,304,492
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42          5.23          1,600,000                  1,590,214
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39          5.98          4,335,000                  4,498,041
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36          3.67          1,477,560                  1,412,081
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41          4.38          1,500,000                  1,457,188
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
   07-15-42          5.09          1,225,000                  1,211,649
Total                                                        90,439,124


Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Mortgage-Backed (45.0%)(f,k)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
   03-25-36          5.74%        $2,804,994(j)              $2,809,069
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
   03-25-36          5.99          3,075,000(j)               3,096,500
Banc of America Funding
  Collateralized Mtge Obligation
  Series 2006-A Cl 3A2
   02-20-36          5.96          2,174,670(j)               2,191,523
Banc of America Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-F Cl B1
   07-25-34          4.13          1,822,356(j)               1,762,419
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
   01-25-34          6.00          2,074,340                  2,059,695
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
   01-25-19          4.75          1,235,135                  1,198,853
Bear Stearns Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-10 Cl 13A1
   01-25-35          5.01          2,398,335(j)               2,355,277
Bear Stearns Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-12 Cl 3A1
   02-25-35          5.16          1,767,642(j)               1,746,713
Chaseflex Trust
  Collateralized Mtge Obligation
  Series 2005-2 Cl 2A2
   06-25-35          6.50          2,666,836                  2,720,172
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
   07-25-18          4.75          1,354,402                  1,314,616
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
   11-25-35          5.50          1,928,504                  1,904,548
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
   11-25-35          5.50          1,962,500                  1,936,869
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
   12-25-35          5.50          3,339,165                  3,323,895
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35          7.50          1,915,734                  1,978,104
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
   03-25-36          6.00          2,695,094                  2,686,215


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Mortgage-Backed (cont.)
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2004-12 Cl 1M
   08-25-34          4.59%        $1,172,035(j)              $1,137,648
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35          7.00          2,585,920(d)               2,679,476
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-AR5 Cl CB1
   06-25-34          4.39          1,185,057(j)               1,148,667
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-10 Cl 4A1
   11-25-35          6.50          2,948,507                  2,992,465
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
   01-25-36          7.00          3,485,149                  3,569,520
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-8 Cl 7A1
   09-25-35          7.00          3,908,509                  3,988,236
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45          6.38         23,825,044(g)                 335,040
Federal Home Loan Mtge Corp #170216
   03-01-17          8.50             11,429                     12,283
Federal Home Loan Mtge Corp #275036
   07-01-16          8.00                121                        128
Federal Home Loan Mtge Corp #284190
   01-01-17          8.00                998                      1,070
Federal Home Loan Mtge Corp #295114
   06-01-17          8.50              4,018                      4,318
Federal Home Loan Mtge Corp #540861
   09-01-19          8.50             35,648                     38,418
Federal Home Loan Mtge Corp #A00304
   04-01-21          9.00             82,525                     89,489
Federal Home Loan Mtge Corp #B11835
   01-01-19          5.50            655,754                    658,497
Federal Home Loan Mtge Corp #C00103
   03-01-22          8.50            177,136                    191,405
Federal Home Loan Mtge Corp #C00144
   08-01-22          8.50            149,040                    161,241
Federal Home Loan Mtge Corp #C62993
   01-01-32          6.50          1,449,040                  1,485,973
Federal Home Loan Mtge Corp #C63552
   01-01-32          6.50          2,057,582                  2,125,598
Federal Home Loan Mtge Corp #C64703
   03-01-32          6.50          1,213,750                  1,246,809
Federal Home Loan Mtge Corp #C67723
   06-01-32          7.00          1,187,492                  1,235,108
Federal Home Loan Mtge Corp #C79930
   06-01-33          5.50          2,885,238                  2,866,936
Federal Home Loan Mtge Corp #E01419
   05-01-18          5.50          1,622,813                  1,630,014

Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp #E79810
   11-01-14          7.50%        $1,433,262                 $1,509,293
Federal Home Loan Mtge Corp #E96516
   05-01-13          4.50          1,715,603                  1,669,029
Federal Home Loan Mtge Corp #E99101
   09-01-18          5.00          3,261,304                  3,225,732
Federal Home Loan Mtge Corp #E99593
   10-01-18          5.00          1,154,354                  1,141,644
Federal Home Loan Mtge Corp #E99684
   10-01-18          5.00          3,950,699                  3,907,209
Federal Home Loan Mtge Corp #G00286
   02-01-25          8.00            216,354                    231,788
Federal Home Loan Mtge Corp #G01441
   07-01-32          7.00          3,826,841                  3,956,759
Federal Home Loan Mtge Corp #G01535
   04-01-33          6.00          5,053,630                  5,137,636
Federal Home Loan Mtge Corp #G11302
   07-01-17          7.00          4,593,358                  4,736,040
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18          6.50          1,246,182                  1,295,630
   10-15-27          5.00          7,425,000                  7,324,483
   06-15-28          5.00          4,625,000                  4,561,331
   12-15-28          5.50          2,175,000                  2,171,881
   02-15-33          5.50          3,317,043                  3,325,541
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   02-15-14         17.16          1,086,760(g)                  59,218
Federal Natl Mtge Assn
   03-01-21          5.50          5,750,000(b)               5,775,156
   03-01-36          6.00          9,850,000(b)               9,939,262
   03-01-36          6.50          5,500,000(b)               5,630,625
   04-01-36          6.00          4,000,000(b)               4,035,000
Federal Natl Mtge Assn #125479
   04-01-27          7.50            327,621                    343,640
Federal Natl Mtge Assn #250765
   12-01-26          8.00            323,453                    345,334
Federal Natl Mtge Assn #251116
   08-01-27          8.00            348,932                    373,010
Federal Natl Mtge Assn #252982
   01-01-30          8.00            267,148                    285,454
Federal Natl Mtge Assn #254236
   03-01-17          6.50          2,364,941                  2,429,491
Federal Natl Mtge Assn #254383
   06-01-32          7.50            526,186                    550,773
Federal Natl Mtge Assn #254916
   09-01-23          5.50          3,078,295                  3,078,352
Federal Natl Mtge Assn #255788
   06-01-15          5.50          4,070,532                  4,100,697
Federal Natl Mtge Assn #408207
   01-01-28          6.50            189,136                    195,651
Federal Natl Mtge Assn #545008
   06-01-31          7.00          3,236,008                  3,375,372
Federal Natl Mtge Assn #545684
   05-01-32          7.50            432,464                    452,883
Federal Natl Mtge Assn #545869
   07-01-32          6.50            794,661                    818,326
Federal Natl Mtge Assn #545885
   08-01-32          6.50          5,059,881                  5,203,784

Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #555343
   08-01-17          6.00%        $4,799,590                 $4,894,477
Federal Natl Mtge Assn #555375
   04-01-33          6.00          8,011,739                  8,139,722
Federal Natl Mtge Assn #555458
   05-01-33          5.50          4,964,572                  4,930,465
Federal Natl Mtge Assn #555734
   07-01-23          5.00          2,653,440                  2,602,695
Federal Natl Mtge Assn #555740
   08-01-18          4.50          4,893,024                  4,765,155
Federal Natl Mtge Assn #634650
   04-01-32          7.50            319,600                    334,534
Federal Natl Mtge Assn #643362
   04-01-17          6.50            985,680                  1,012,584
Federal Natl Mtge Assn #662061
   09-01-32          6.50          2,025,751                  2,078,299
Federal Natl Mtge Assn #670387
   08-01-32          7.00            530,722                    549,578
Federal Natl Mtge Assn #678028
   09-01-17          6.00          5,595,819                  5,706,448
Federal Natl Mtge Assn #680961
   01-01-33          6.00            781,507                    791,178
Federal Natl Mtge Assn #682825
   01-01-33          6.00          2,499,945                  2,527,640
Federal Natl Mtge Assn #686172
   02-01-33          6.00          3,333,931                  3,370,865
Federal Natl Mtge Assn #686528
   02-01-33          6.00          4,348,485                  4,408,168
Federal Natl Mtge Assn #689093
   07-01-28          5.50          1,561,025                  1,551,533
Federal Natl Mtge Assn #694628
   04-01-33          5.50          2,742,068                  2,727,743
Federal Natl Mtge Assn #694795
   04-01-33          5.50          2,766,382                  2,751,710
Federal Natl Mtge Assn #695220
   04-01-33          5.50          1,989,721                  1,975,627
Federal Natl Mtge Assn #697843
   04-01-18          5.00          2,729,461                  2,699,653
Federal Natl Mtge Assn #699424
   04-01-33          5.50          5,554,846                  5,525,818
Federal Natl Mtge Assn #702427
   04-01-33          5.50          5,257,213                  5,229,553
Federal Natl Mtge Assn #704049
   05-01-18          5.50          3,661,277                  3,682,650
Federal Natl Mtge Assn #720006
   07-01-33          5.50          2,854,287                  2,834,070
Federal Natl Mtge Assn #720070
   07-01-23          5.50          3,093,936                  3,093,993
Federal Natl Mtge Assn #720378
   06-01-18          4.50          1,524,529                  1,484,765
Federal Natl Mtge Assn #725232
   03-01-34          5.00          7,156,090                  6,978,243
Federal Natl Mtge Assn #725425
   04-01-34          5.50          8,070,974                  8,013,805
Federal Natl Mtge Assn #725684
   05-01-18          6.00          3,611,775                  3,683,305
Federal Natl Mtge Assn #725719
   07-01-33          4.84          2,011,196(j)               1,967,553
Federal Natl Mtge Assn #730153
   08-01-33          5.50            662,293                    657,602


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #735057
   01-01-19          4.50%        $3,637,620                 $3,542,741
Federal Natl Mtge Assn #735160
   12-01-34          4.34            875,905(j)                 851,529
Federal Natl Mtge Assn #738921
   11-01-32          6.50          1,046,209                  1,078,277
Federal Natl Mtge Assn #747642
   11-01-28          5.50          2,959,582                  2,941,585
Federal Natl Mtge Assn #747784
   10-01-18          4.50          2,745,112                  2,673,512
Federal Natl Mtge Assn #759342
   01-01-34          6.50          1,217,940                  1,259,304
Federal Natl Mtge Assn #765183
   01-01-19          5.50            803,865                    808,690
Federal Natl Mtge Assn #765761
   02-01-19          5.00          2,257,318                  2,231,541
Federal Natl Mtge Assn #766641
   03-01-34          5.00          2,872,028                  2,795,990
Federal Natl Mtge Assn #776962
   04-01-29          5.00          3,190,593                  3,100,228
Federal Natl Mtge Assn #779327
   06-01-34          4.56          4,947,589(j)               4,873,887
Federal Natl Mtge Assn #790759
   09-01-34          4.81          3,047,027(j)               3,010,103
Federal Natl Mtge Assn #804442
   12-01-34          6.50          2,357,015                  2,413,947
Federal Natl Mtge Assn #811925
   04-01-35          4.92          2,048,317(j)               2,031,694
Federal Natl Mtge Assn #821378
   05-01-35          5.04          1,967,903(j)               1,959,863
Federal Natl Mtge Assn #845070
   12-01-35          5.10          2,085,849(j)               2,069,783
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   12-25-26          8.00          1,213,707                  1,287,179
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   12-25-12         20.00            801,989(g)                  31,609
   12-25-22          8.27          1,005,576(g)                 144,838
   12-25-31          9.42          1,176,680(g)                 191,573
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Principal Only
   09-01-18          5.23             23,823(h)                  20,216
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA2 Cl 2A1
   04-25-35          5.41          2,139,419(i)               2,145,623
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA3 Cl 3A1
   05-25-35          5.39          1,892,355(i)               1,886,261
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA4 Cl B1
   06-25-35          5.37            724,062                    730,462
Govt Natl Mtge Assn #423782
   05-15-26          7.50            567,949                    598,243
Govt Natl Mtge Assn #595256
   12-15-32          6.00          8,492,861                  8,674,769

Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Mortgage-Backed (cont.)
Govt Natl Mtge Assn #604580
   08-15-33          5.00%        $4,849,876                 $4,778,985
Govt Natl Mtge Assn #604708
   10-15-33          5.50          3,496,385                  3,510,054
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-70 Cl IC
   08-20-32         16.68          3,106,784(g)                 495,695
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32         20.00            657,576(g)                  63,877
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
   01-19-36          4.91          3,209,307(j)               3,207,896
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35          4.50         54,750,934(g)                 598,838
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR3 Cl 3A1
   04-25-35          5.32          1,049,231(j)               1,040,905
Master Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-5 Cl B1
   07-25-34          4.40          1,451,235(j)               1,426,869
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
   02-25-19          5.00          2,021,692                  2,000,211
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 2A1
   05-25-34          6.00          3,140,123                  3,142,446
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
   08-25-19          5.00          1,535,511                  1,506,474
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
   09-25-19          5.00          2,104,444                  2,064,733
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-5 Cl B1
   05-25-34          4.60          1,343,744(j)               1,309,250
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
   10-25-33          5.50          4,378,697                  4,299,705
Washington Mutual Alternative Mtge Loan Trust
  Pass-Through Certificates
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR1 Cl X2
   12-25-35          7.10         19,627,886(g)                 223,881

Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Mortgage-Backed (cont.)
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
   10-25-33          4.07         $2,375,000(j)              $2,303,935
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
   07-25-19          4.50          1,547,154                  1,477,857
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45          4.77          1,670,741(j)               1,670,737
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35          5.00          6,230,874                  5,955,532
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35          5.50          3,737,987                  3,679,581
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR1 Cl 1A1
   02-25-35          4.55          3,170,501(j)               3,117,586
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR16 Cl 6A3
   10-25-35          5.00          2,250,296(j)               2,214,494
Total                                                       356,281,250

Automotive (0.1%)
DaimlerChrysler NA Holding
   11-15-13          6.50            755,000                    779,379

Banking (1.2%)
Banknorth Group
  Sr Nts
   05-01-08          3.75          3,370,000(l)               3,278,403
HSBC Bank USA
  Sub Nts
   08-15-35          5.63          3,080,000                  3,025,546
Sovereign Bank
  Sub Nts
   03-15-13          5.13            555,000                    542,131
Washington Mutual Bank
  Sub Nts
   08-15-14          5.65          3,000,000                  3,024,150
Total                                                         9,870,230

Diversified Manufacturing (0.4%)
Tyco Intl Group
   02-15-11          6.75          3,000,000(c)               3,147,240

Electric (2.0%)
Consumers Energy
  1st Mtge
   02-15-17          5.15          1,685,000                  1,615,645
Consumers Energy
  1st Mtge Series H
   02-17-09          4.80          1,445,000                  1,424,971


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Electric (cont.)
Dayton Power & Light
  1st Mtge
   10-01-13          5.13%        $2,368,000                 $2,336,940
Detroit Edison
  1st Mtge
   10-01-37          5.70            795,000                    782,712
Dominion Resources
  Sr Unsecured
  Series C
   07-15-15          5.15          1,350,000                  1,296,873
Exelon
   06-15-10          4.45          1,520,000                  1,465,266
Metropolitan Edison
  Sr Nts
   03-15-10          4.45            915,000                    882,217
Ohio Edison
   06-15-09          5.65          1,970,000(d)               1,979,180
Pacific Gas & Electric
   03-01-34          6.05            945,000                    976,639
PacifiCorp
  1st Mtge
   06-15-35          5.25            720,000                    673,376
PSI Energy
   10-15-35          6.12          2,025,000                  2,070,506
Total                                                        15,504,325

Food and Beverage (1.5%)
Cadbury Schweppes US Finance LLC
   10-01-08          3.88          1,270,000(d)               1,225,139
Kraft Foods
   06-01-12          6.25          5,755,000(l)               6,020,892
Kraft Foods
   Sr Unsecured
   11-01-11          5.63          4,645,000                  4,689,128
Total                                                        11,935,159

Gas Pipelines (0.2%)
Kinder Morgan Finance
   01-05-16          5.70          1,450,000(d)               1,450,197


Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Health Care (0.9%)
Cardinal Health
   06-15-15          4.00%        $4,050,000                 $3,623,568
   12-15-17          5.85            965,000                    977,201
WellPoint
   01-15-11          5.00          2,330,000                  2,300,178
Total                                                         6,900,947

Media Cable (1.2%)
Comcast
   03-15-11          5.50          2,957,000                  2,948,366
   03-15-16          5.90          3,860,000 (b)              3,860,660
   03-15-16          5.90          2,810,000                  2,822,146
Total                                                         9,631,172

Media Non Cable (0.5%)
News America
   12-15-35          6.40          3,735,000(d)               3,758,441

Other Financial Institutions (0.7%)
Residential Capital
  Sr Unsecured
   06-30-10          6.38          5,120,000                  5,169,695

Pharmaceuticals (0.1%)
Merck & Co
   03-01-15          4.75            890,000                    852,258

Property & Casualty (0.1%)
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15          5.75            980,000                    980,049

Retailers (0.7%)
CVS
   09-15-09          4.00          1,020,000                    977,620
   09-15-14          4.88          2,145,000                  2,051,806
May Department Stores
   07-15-34          6.70          2,415,000                  2,581,814
Total                                                         5,611,240


Bonds (continued)

Issuer              Coupon         Principal                  Value(a)
                     rate           amount

Transportation Services (0.2%)
ERAC USA Finance
   05-01-15          5.60%        $1,170,000(d)              $1,161,742
   11-15-15          5.90            145,000(d)                 147,114
Total                                                         1,308,856

Wireless (0.4%)
Nextel Communications
   Sr Nts Series F
   03-15-14          5.95          2,180,000                  2,191,221
US Cellular
  Sr Nts
   12-15-33          6.70          1,225,000                  1,234,568
Total                                                         3,425,789

Wirelines (4.2%)
Sprint Capital
   01-30-11          7.63          2,805,000                  3,066,852
   11-15-28          6.88          2,090,000                  2,277,343
Telecom Italia Capital
   11-15-33          6.38          3,855,000(c)               3,813,994
TELUS
   06-01-11          8.00          7,677,500(c)               8,566,202
Verizon Pennsylvania
Series A
   11-15-11          5.65         15,155,000                 15,112,112
Total                                                        32,836,503

Total Bonds
(Cost: $811,496,969)                                       $800,725,343

Short-Term Securities (2.1%)

Issuer             Effective         Amount                   Value(a)
                     yield         payable at
                                   maturity
Commercial Paper
Rabobank USA Financial
   03-01-06          4.56%       $16,500,000                $16,497,910

Total Short-Term Securities
(Cost: $16,500,000)                                         $16,497,910

Total Investments in Securities
(Cost: $827,996,969)(m)                                    $817,223,253


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b) At Feb. 28, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $33,449,319.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2006, the value of foreign securities represented 3.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $28,903,598 or 3.7% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue: FGIC -- Financial Guaranty Insurance Company FSA -- Financial Security Assurance MBIA -- MBIA Insurance Corporation

--------------------------------------------------------------------------------
5 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2006.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2006.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2006:

      Security                           Principal       Settlement          Proceeds              Value
                                                           amount              date              receivable
      Federal Natl Mtge Assn
        03-01-21 4.50%                  $3,425,000        03-16-06           $3,322,250          $3,326,531
        03-01-21 5.00                    2,500,000        03-16-06            2,457,422           2,466,405
        04-01-35 5.00                    8,000,000        04-12-06            7,740,000           7,762,496
        03-01-36 5.50                   22,000,000        03-13-06           21,684,688          21,793,750

(l) Partially pledged as initial deposit on the following open interest rate futures contracts

      Type of security                                                                      Notional amount
      Purchase contracts
      U.S. Treasury Note, June 2006, 2-year                                                      $9,600,000
      U.S. Treasury Note, June 2006, 10-year                                                     11,700,000
      U.S. Long Bond, June 2006, 20-year                                                          8,500,000

      Sale contracts
      U.S. Treasury Note, March 2006, 5-year                                                     14,700,000
      U.S. Treasury Note, June 2006, 5-year                                                       2,200,000

(m) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $827,997,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $  1,780,000

      Unrealized depreciation                                  (12,554,000)
      ------------------------------------------------------------------------
      Net unrealized depreciation                             $(10,774,000)
      ------------------------------------------------------------------------


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6376-80 E (4/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 25, 2006